OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable And Prepaid Expenses
	December 31,
	2015	2014

Indirect taxes	$54	$27
Government of Israel – grants to receive	622	416
Prepaid expenses and work in progress	1,314	738
Advances to suppliers	10	26
Others	87	204

	$2,087	$1,411